Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Property and Equipment, Net [Abstract]
Depreciation and amortization expense	$ 124,031	$ 176,243	$ 179,207